Stock Based Compensation - Schedule of Performance Share Units Outstanding (Detail) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) PSU	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of other equity instruments [line items]
Number outstanding	604,806
PSU Liability at Jun 30, 2020 | $	$ 20,570	$ 21,043	$ 19,069	$ 11,290	$ 10,349	$ 10,756
Grant Year 2017 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2020
Number outstanding	10,426
Estimated Value Per PSU at Maturity	42.32
Anticipated performance factor at maturity	200.00%
Percent of vesting period complete	96.00%
PSU Liability at Jun 30, 2020 | $	$ 846
Grant Year 2018 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2021
Number outstanding	213,820
Estimated Value Per PSU at Maturity	41.97
Anticipated performance factor at maturity	199.00%
Percent of vesting period complete	76.00%
PSU Liability at Jun 30, 2020 | $	$ 13,509
Grant Year 2019 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2022
Number outstanding	186,730
Estimated Value Per PSU at Maturity	41.16
Anticipated performance factor at maturity	166.00%
Percent of vesting period complete	42.00%
PSU Liability at Jun 30, 2020 | $	$ 5,379
Grant Year 2020 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2023
Number outstanding	193,830
Estimated Value Per PSU at Maturity	40.61
Anticipated performance factor at maturity	110.00%
Percent of vesting period complete	10.00%
PSU Liability at Jun 30, 2020 | $	$ 836